Consolidated Balance Sheet Components (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Consolidated Balance Sheet Components [Abstract]
Investment amount	$ 2,000
Depreciation expense		$ 324	$ 498	$ 642	$ 1,004
Amortization expense		88	$ 20	203	$ 50
Capitalized software costs	$ 5,673	$ 5,673		$ 5,673		$ 2,786